Retirement Employee Benefits - Summary of Movements in Present Value of Defined Obligation (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Opening defined benefit obligation	$ 144,743	$ 120,606	$ 112,980
Plan modifications		956
Current service cost	18,745	13,152	12,775
Interest cost	13,245	12,048	8,907
Actuarial gains	(607)	(115)	(3,359)
Cost per service passed for modification or reduction			(10,858)
New measurement (gains) / losses:
Actuarial losses resulting from changes in financial and demographic assumptions	23,797	1,404	161
Benefits paid	(16,798)	(3,308)
Ending defined benefit obligation	$ 183,125	$ 144,743	$ 120,606